Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Summary of transactions between related parties
35.1. Transactions with related parties

(in €‘000)	Relationship	2022	2021	2020
Madeleine Charging B.V.	Immediate parent entity
Interest expenses on shareholder loans		1,743	8,162	7,530
Management fee		—	—	25
Reimbursement of advisory fees		953	1,868	1,400
Reimbursement of marketing expenses		—	—	1,568
Share-based payment expenses		74,001	291,837	7,100
Mega-E Group (Mega-E Charging B.V. and its subsidiaries)	Other related party
Revenue from contracts with related party		1,066	23,974	10,702
EV Cars	Other related party
Revenue from contracts with related party		51,424	24,566	—
Voltalis	Other related party
Revenue from contracts with related party		2,268	—	—
Fair value losses on pref. shares derivatives and net loss on sale of pref. shares derivatives		69	—	—
Executive Board Member	Key management
Other payments		4,740
35.2. Balances with related parties
At December 31, 2022 and 2021, the Group held the following balances with related parties:

(in €‘000)	Relationship	December 31, 2022	December 31, 2021
Madeleine Charging B.V.	Immediate parent entity
Shareholder loans		—	(100,193)
Current receivables/(payable) from related party		—	106
Trade payable to related party		—	(140)
Opera Charging B.V.	Parent entity and ultimate holding company
Current receivables from related party		—	37
Mega-E Group (Mega-E Charging B.V. and its subsidiaries)	Other related party
Trade receivables from related party		—	26,449
Trade payable to related party		—	(1,599)
Contract assets with related party		—	277
Contract liabilities with related party		—	(2,291)
Other current receivables from related party		—	3
EV Cars	Other related party
Contract assets with related party		1,512	237
Contract liabilities with related party		(5,721)	(17,997)
Trade receivables from related party		11,367	—
Trade payable to related party		(51)	—
Meridiam EM	Other related party
Purchase option derivative		—	27,200
Voltalis	Other related party
Current receivables from related party		187	—
The balances with Mega-E as at December 31, 2021 are considered related-party balances. The Group obtained control of Mega-E as of March 16, 2022. The balances as at December 31, 2022 are therefore considered to be intra-group balances and have been eliminated in these consolidated financial statements.

Summary of information about key management personnel
The following remuneration of key management personnel was recognized as an expense in the consolidated statement of profit or loss for the years ended December 31, 2022, 2021 and 2020:

(in €‘000)	2022	2021	2020
Short-term employee benefits	5,262	1,086	1,675
Termination benefits	—	—	283
Share-based payments	41,230	89,636	2,450
Total	46,492	90,722	4,408